Investment Strategy - Grant Park Dynamic Allocation Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by pursuing diversified investment opportunities across multiple foreign and domestic markets. The Fund executes active risk management and position hedging strategies to seek positive returns while seeking to protect the Fund against excessive exposure from unnecessary market risks.

The Fund’s investment adviser, Dearborn Capital Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in (1) options, futures, forwards, and swaps on equities, fixed income, currencies and commodities (2) US equities, (3) open- and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying ETFs will primarily invest in (i) domestic equities of any market capitalization, (ii) emerging market equity securities of any market capitalization, (iii) developed market equity securities of any market capitalization, (iv) publicly traded REITs and other real estate related investments, (v) investment grade bonds of foreign and domestic issuers, or (vi) commodities”), (4) American Depository Receipts (“ADRs”), and (5) domestic and foreign investment grade fixed income instruments of any maturity (including US government bonds and/or other sovereign government bonds. The Fund may also employ hedging through futures, options, or short selling. The Fund invests in all securities and derivatives without restriction as to issuer capitalization, country or currency. In seeking to fulfill the Fund’s investment objective, the Fund may engage in frequent trading of its portfolio securities. The Fund considers emerging market issuers to be those found in the MCSI Emerging Markets Index.

The Adviser delegates the management of a portion of the Fund’s assets to Sub-Advisers. Allocations to Sub-Advisers will vary and there is no minimum or maximum amount of Fund assets that will be allocated to any Sub-Adviser. The Sub-Advisers employ quantitative research in identifying trading opportunities in changing market environments.

The Fund may execute the commodities portion of its investment strategies, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled Subsidiary (the “Subsidiary”); however, the Fund may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Separately, the Adviser will manage the assets not otherwise needed to execute the Fund’s primary principal investment strategy in a manner designed to provide the Fund liquidity, to preserve capital and to generate interest income without creating duration-related or liquidity risks. The Fund will primarily invest in investment grade fixed income securities that meet the following criteria: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) money market funds, certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) mortgage backed securities, or (7) ETFs that each invests primarily in the preceding types of fixed income securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the adviser to be of comparable quality. The fixed income portion of the Fund’s portfolio will be invested without restriction as to issuer country, type of entity, or capitalization.

Sub-Advisers

EMC Capital Advisors, LLC

EMC Capital Advisors, LLC (“EMC”) will invest the Fund’s assets delegated to it in a globally diversified portfolio of futures across equity, fixed income, currency and commodity sectors. In managing Fund assets, EMC’s proprietary model considers market data, such as price and volatility, in assessing positive or negative price trends and the momentum of sustained price movements.

Richmond Quantitative Advisors, LLC

Richmond Quantitative Advisors, LLC (“RQA”) implements its global allocation strategy by investing in futures and ETFs across global equity, fixed income and commodity markets. In pursuing its strategy, RQA may take long or short positions. RQA’s investment model considers market price trends and market momentum.

ADVISER’S INVESTMENT PROCESS

The Adviser, in collaboration with the Sub-Advisers, will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process. The Adviser’s investment team combines quantitative and qualitative research in the development of the overall fund strategies to be tactically executed by the Sub-advisers. The Adviser monitors the overall fund performance to ensure the underlying investment processes are executed within pre-established investment and risk management objectives. The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s portfolio.

In implementing the Fund’s strategies, the Adviser and the Sub-Advisers, will use extensive quantitative and economic analysis amongst other forms of analysis to assess securities and investments that span the global marketplace.

DELEGATION OF PORTFOLIO MANAGEMENT TO SUB-ADVISERS

The Adviser delegates elements of management of the Fund’s portfolio, including the selection of a portion of the Fund’s investments, to the Sub-Advisers. The Adviser retains responsibility for various aspects of the Fund’s management including setting the Fund’s overall investment strategies, monitoring and evaluating the performance of the Sub-Advisers, implementing procedures to ensure the Sub-advisers comply with the Fund’s investment policies and restrictions. The Adviser is responsible for ongoing performance evaluation and monitoring of the Sub-Advisers.

RISK MANAGEMENT

The Adviser performs extensive, daily due diligence to ensure the Sub-Advisers are executing the agreed-upon investment strategies within the established risk-management guidelines, thereby allowing the Adviser to execute the Fund’s active risk-management policies. The Adviser and Sub-Advisers have implemented a multi-tiered risk management overlay within each strategy and across the collection of strategies.

Manager of Managers Order

The Adviser and the Northern Lights Fund Trust were granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with the Board’s approval, to enter into or amend sub-advisory agreements without obtaining shareholder approval. The order eliminates the need for a shareholder meeting to approve Sub-Advisers. Shareholders will be notified if a new Sub-Adviser is employed by the Adviser.